Consolidated statements of changes in equity (CHF) In Millions, except Share data		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income:	Non-controlling interests		Comprehensive income
Balance at Dec. 31, 2009 (Scenario, Previously Reported)		48,328	37,517				25,258		(11,638)
Balance (Restatement Adjustment)		(2,249)	(2,249)				(2,384)		135
Balance at Dec. 31, 2009				47	24,706			(856)		10,811
Balance (in shares) at Dec. 31, 2009				1,169,210,895
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(14)								(14)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(610)								(610)
Sale of subsidiary shares to noncontrolling interests, changing ownership		1								1
Sale of subsidiary shares to noncontrolling interests, not changing ownership		198								198
Net income/(loss)		3,839	3,648				3,648			191		3,839
Gains/(losses) on cash flow hedges		5	5						5			5
Foreign currency translation		1,174	764						764	410		1,174
Unrealized gains/(losses) on securities		19	19						19			19
Actuarial gains/(losses)		(128)	(128)						(128)			(128)
Net prior service cost		6	6						6			6
Total other comprehensive income/(loss), net of tax		1,076	666						666	410		1,076
Issuance of common shares		29	29		29
Issuance of common shares (in shares)				721,294
Sale of treasury shares		14,899	14,899		(38)			14,937
Sale of treasury shares (in shares)				303,653,568
Repurchase of treasury shares		(16,432)	(16,432)					(16,432)
Repurchase of treasury shares (in shares)				(332,521,565)
Share-based compensation, net of tax		116	116		(2,235)			2,351
Share-based compensation, net of tax (in shares)				45,027,284
Cash dividends paid		(2,654)	(2,561)				(2,561)			(93)
Change in scope of consolidation, net		57								57
Balance at Jun. 30, 2010		46,584	35,633	47	22,462		23,961	0	(10,837)	10,951
Balance (in shares) at Jun. 30, 2010				1,186,091,476
Balance at Mar. 31, 2010		47,756	36,815	47	24,729		24,929	(1,637)	(11,253)	10,941
Balance (in shares) at Mar. 31, 2010				1,154,902,996
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(9)								(9)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(409)								(409)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		70								70
Net income/(loss)		1,722	1,593				1,593			129		1,722
Gains/(losses) on cash flow hedges		(2)	(2)						(2)			(2)
Foreign currency translation		771	545						545	226		771
Unrealized gains/(losses) on securities		14	14						14			14
Actuarial gains/(losses)		(144)	(144)						(144)			(144)
Net prior service cost		3	3						3			3
Total other comprehensive income/(loss), net of tax		642	416						416	226		642
Issuance of common shares		8	8		8
Issuance of common shares (in shares)				254,845
Sale of treasury shares		8,649	8,649		(56)			8,705
Sale of treasury shares (in shares)				177,658,492
Repurchase of treasury shares		(9,027)	(9,027)					(9,027)
Repurchase of treasury shares (in shares)				(184,019,180)
Share-based compensation, net of tax		(238)	(238)		(2,197)			1,959
Share-based compensation, net of tax (in shares)				37,294,323
Financial instruments indexed to own shares		(22)	(22)		(22)
Cash dividends paid		(2,575)	(2,561)				(2,561)			(14)
Change in scope of consolidation, net		(13)								(13)
Other		30								30
Balance at Jun. 30, 2010		46,584	35,633	47	22,462		23,961	0	(10,837)	10,951
Balance (in shares) at Jun. 30, 2010				1,186,091,476
Balance at Dec. 31, 2010		43,015	33,282	47	23,026		25,316	(552)	(14,555)	9,733
Balance (in shares) at Dec. 31, 2010	[1]			1,173,946,065
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(1)	(1)		(1)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(375)								(375)
Sale of subsidiary shares to noncontrolling interests, changing ownership			(7)		(7)					7
Sale of subsidiary shares to noncontrolling interests, not changing ownership		93								93
Net income/(loss)		1,496	1,139				1,139			357		1,496
Gains/(losses) on cash flow hedges		(17)	(17)						(17)			(17)
Foreign currency translation		(582)	(429)						(429)	(153)		(582)
Unrealized gains/(losses) on securities		(40)	(40)						(40)			(40)
Actuarial gains/(losses)		27	27						27			27
Net prior service cost		3	3						3			3
Total other comprehensive income/(loss), net of tax		(609)	(456)						(456)	(153)		(609)
Issuance of common shares		623	623	1	622
Issuance of common shares (in shares)				14,846,351
Sale of treasury shares		4,801	4,801		138			4,663
Sale of treasury shares (in shares)				111,799,533
Repurchase of treasury shares		(4,380)	(4,380)					(4,380)
Repurchase of treasury shares (in shares)				(105,810,094)
Share-based compensation, net of tax		(803)	(802)		(1,071)			269		(1)
Share-based compensation, net of tax (in shares)				6,238,938
Financial instruments indexed to own shares		(15)	(15)		(15)
Cash dividends paid		(11)								(11)
Changes in redeemable noncontrolling interests		(217)	(127)		(127)					(90)
Change in scope of consolidation, net		(329)								(329)
Balance at Mar. 31, 2011		43,288	34,057	48	22,565		26,455	0	(15,011)	9,231
Balance (in shares) at Mar. 31, 2011	[2]			1,201,020,793
Balance at Dec. 31, 2010		43,015	33,282	47	23,026		25,316	(552)	(14,555)	9,733
Balance (in shares) at Dec. 31, 2010	[1]			1,173,946,065
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(3)	(2)		(2)					(1)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[3][4]	(747)								(747)
Sale of subsidiary shares to noncontrolling interests, changing ownership			(7)		(7)					7
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[4]	246								246
Net income/(loss)		2,844	1,907				1,907			937	[5]	2,844
Gains/(losses) on cash flow hedges		(27)	(27)						(27)			(27)
Foreign currency translation		(3,014)	(2,388)						(2,388)	(626)		(3,014)
Unrealized gains/(losses) on securities		(38)	(38)						(38)			(38)
Actuarial gains/(losses)		53	53						53			53
Net prior service cost		6	6						6			6
Total other comprehensive income/(loss), net of tax		(3,020)	(2,394)						(2,394)	(626)		(3,020)
Issuance of common shares		666	666	1	665
Issuance of common shares (in shares)				16,028,707
Sale of treasury shares		7,746	7,746		(83)			7,829
Sale of treasury shares (in shares)				197,154,527
Repurchase of treasury shares		(7,672)	(7,672)					(7,672)
Repurchase of treasury shares (in shares)				(194,611,747)
Share-based compensation, net of tax		(430)	(429)		(713)	[6]		284		(1)
Share-based compensation, net of tax (in shares)				6,582,201
Financial instruments indexed to own shares	[7]	202	202		202
Cash dividends paid		(1,805)	(1,748)		(1,646)	[8]	(102)			(57)
Changes in redeemable noncontrolling interests		(425)	(335)		(335)	[9]				(90)
Change in scope of consolidation, net		(310)								(310)
Balance at Jun. 30, 2011		40,307	31,216	48	21,107		27,121	(111)	(16,949)	9,091
Balance (in shares) at Jun. 30, 2011	[10]			1,199,099,753
Balance at Mar. 31, 2011		43,288	34,057	48	22,565		26,455	0	(15,011)	9,231
Balance (in shares) at Mar. 31, 2011	[2]			1,201,020,793
Increase (Decrease) in Stockholders' Equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(2)	(1)		(1)					(1)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[3][4]	(372)								(372)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[4]	153								153
Net income/(loss)		1,348	768				768			580	[11]	1,348
Gains/(losses) on cash flow hedges		(10)	(10)						(10)			(10)
Foreign currency translation		(2,432)	(1,959)						(1,959)	(473)		(2,432)
Unrealized gains/(losses) on securities		2	2						2			2
Actuarial gains/(losses)		26	26						26			26
Net prior service cost		3	3						3			3
Total other comprehensive income/(loss), net of tax		(2,411)	(1,938)						(1,938)	(473)		(2,411)
Issuance of common shares		43	43		43
Issuance of common shares (in shares)				1,182,356
Sale of treasury shares		2,945	2,945		(221)			3,166
Sale of treasury shares (in shares)				85,354,994
Repurchase of treasury shares		(3,292)	(3,292)					(3,292)
Repurchase of treasury shares (in shares)				(88,801,653)
Share-based compensation, net of tax		373	373		358	[12]		15
Share-based compensation, net of tax (in shares)				343,263
Financial instruments indexed to own shares	[7]	217	217		217
Cash dividends paid		(1,794)	(1,748)		(1,646)	[8]	(102)			(46)
Changes in redeemable noncontrolling interests		(208)	(208)		(208)	[9]
Change in scope of consolidation, net		19								19
Balance at Jun. 30, 2011		40,307	31,216	48	21,107		27,121	(111)	(16,949)	9,091
Balance (in shares) at Jun. 30, 2011	[10]			1,199,099,753

[1]	At par value CHF 0.04 each, fully paid, net of 12,228,377 treasury shares. In addition to the treasury shares, a maximum of 282,101,278 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[2]	At par value CHF 0.04 each, fully paid. A maximum of 267,254,927 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[3]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[4]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[5]	Net income attributable to noncontrolling interests excludes CHF 26 million due to redeemable noncontrolling interests.
[6]	Includes a net tax charge of CHF 199 million from the excess recognized compensation expense over fair value of shares delivered.
[7]	The Group had purchased certain call options on its own shares previously used to economically hedge share-based compensation awards.
[8]	Paid out of reserves from capital contributions.
[9]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. For further information, refer to Note 24 - Guarantees and commitments - Other commitments.
[10]	At par value CHF 0.04 each, fully paid, net of 3,103,396 treasury shares. In addition to the treasury shares, a maximum of 665,936,917 unissued shares (conditional and authorized capital) were available for issuance without further approval of the shareholders.
[11]	Net income attributable to noncontrolling interests excludes CHF 21 million due to redeemable noncontrolling interests.
[12]	Includes a net tax benefit of CHF 12 million from the excess fair value of shares delivered over recognized compensation expense.